Property, Plant and Equipment (Summary of Depreciation of Property Plant and Equipment) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about property, plant and equipment [Line Items]
Depreciation, property, plant and equipment	$ 1,415	$ 1,320
Freight Transportation and Distribution [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Depreciation, property, plant and equipment	165	148
Cost of Goods Sold [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Depreciation, property, plant and equipment	1,157	1,024
Selling Expenses [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Depreciation, property, plant and equipment	453	424
General And Administrative Expense1 [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Depreciation, property, plant and equipment	48	42
Depreciation Expense Included in Income Statement [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Depreciation, property, plant and equipment	1,823	1,638
Inventory [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Depreciation, property, plant and equipment	$ 145	$ 151